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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
    SPDR Trust Series I
    c/o State Street Bank, Trustee
    225 Franklin Street
    Boston, MA 02110

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

    SPDR Trust Series I

 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-7330

    Securities Act File Number:  33-46080
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

    December 31, 1996
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):




 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      None

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      None

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:


    Shares           15,757,625
    Sales Price  $1,101,207,445
  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

    Shares      -       15,757,625
    Sales Price -   $1,101,207,445


 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    Included in #9
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     $ 1,101,207,445
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -   339,666,479
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +             0
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued      761,540,966
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x       1/33%
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by                230,770
         line (vi)):                                        ___________________

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of informal and Other Procedures (17 CFR 202.3a).

                                                                         /x/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                    2/28/96
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

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  By (Signature and Title)*  James E. Ross
                           _______________________________________________

                             Assistant Vice President
                           _______________________________________________

  Date  2/27/97
      ________________________
*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________

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                                  [LETTERHEAD]


                                February 25, 1997


PDR Services Corporation
c/o American Stock Exchange
86 Trinity Place
New York, New York  10006

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts  02110

Dear Sirs:

          We have served as counsel to the American Stock Exchange and PDR Services Corporation as Sponsor (the "Sponsor") of SPDR Trust Series 1 (hereinafter referred to as the "Trust") in connection with the offering of units of fractional undivided interest in such Trust (hereinafter referred to as the "SPDRs").

          We have examined instruments, documents, and records which we have deemed relevant and necessary for the basis of our opinion hereinafter expressed. In such examination, we have assumed the following: (a) the authenticity of original documents and genuineness of all signatures; (b) the conformity to the originals of all documents submitted to us as copies; and (c) the truth, accuracy and completeness of the information, representations and warranties contained in the records, documents, instruments and certificates we have reviewed.

          Based upon the foregoing, we are of the opinion that the SPDRs offered by the Sponsor were legally issued and are fully paid and non-assessable.

          We hereby consent to the use of this opinion in connection with the filing with the Securities and Exchange Commission of a notice pursuant to Rule 24f-2 promulgated under the Investment Act of 1940, as amended.

                                   Very truly yours,


                                   /s/ Orrick, Herrington & Sutcliffe LLP